Accounts Receivable, net	12 Months Ended
Mar. 31, 2019
Accounts Receivable, net
Accounts Receivable, net

4. Accounts Receivable, net

Accounts receivable, net, consists of the following:

	As of March 31,
	2018	2019
	RMB	RMB
Accounts receivable, gross	6,533,859	29,832,392
Allowance for doubtful accounts:
Balance at beginning of the year	(11,530)	(294,242)
Additions	(282,712)	(166,186)
Balance at end of the year	(294,242)	(460,428)

Accounts receivable, net	6,239,617	29,371,964

The Group only offers credit terms to certain corporate customers for KOL sales and advertising services based on a number of factors to determine their creditworthiness.